Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Stockholders' Equity [Abstract]
Stockholders' Equity

NOTE 12 — STOCKHOLDERS' EQUITY

In May 2011, our Board of Directors authorized a new stock repurchase program covering up to $200 million of our common stock. This program replaced the $150 million stock repurchase program previously authorized in February 2011. Any stock repurchases may be made through open market and privately negotiated transactions, at times and in such amounts as management deems appropriate, including pursuant to one or more Rule 10b5-1 trading plans. Rule 10b5-1 permits Quest to establish, while not in possession of material nonpublic information, prearranged plans to buy stock at a specific price in the future, regardless of any subsequent possession of material nonpublic information. The timing and actual number of shares repurchased will depend on a variety of factors including market conditions, corporate and regulatory requirements, and capital availability. The stock repurchase program does not have an expiration date and may be limited or terminated at any time without prior notice. During the year ended December 31, 2011, we repurchased 11.9 million shares at a weighted-average price per share of $21.95, for a total cost of $261.8 million pursuant to the two authorizations above. As of December 31, 2011, a total of $68.0 million remains available pursuant to our stock repurchase authorization.

Previously, in August 2009, the Board of Directors authorized a plan to repurchase up to $100 million of our common stock. Any stock repurchases could be made through open market and privately negotiated transactions, at times and in such amounts as management deemed appropriate, including pursuant to one or more Rule 10b5-1 trading plans. Rule 10b5-1 permits Quest to establish, while not in possession of material nonpublic information, prearranged plans to buy stock at a specific price in the future, regardless of any subsequent possession of material nonpublic information. The timing and actual number of shares repurchased depended on a variety of factors including market conditions, corporate and regulatory requirements, and capital availability. The stock repurchase program did not have an expiration date and could be limited or terminated at any time without prior notice. During the twelve months ended December 31, 2010, we repurchased 2.3 million shares under this stock repurchase authorization at a weighted-average price per share of $16.50, for a total cost of $37.4 million. In February 2011, the Board of Directors increased the authorization under this stock repurchase program previously authorized in 2009 to an aggregate of $150 million.

In June 2009, we commenced a modified "Dutch Auction" tender offer to purchase up to 10,715,000 shares of our common stock. In July 2009, we accepted for purchase 6,850,871 shares in the tender offer, at a price of $14.00 per share, for a total cost of $95.9 million excluding approximately $1.3 million in fees and expenses related to the tender offer.

In March 2009, our Board of Directors authorized a stock repurchase of up to $100 million of our common stock. This stock repurchase authorization was terminated in connection with the commencement of the June 2009 tender offer as discussed above. During the year ended December 31, 2009, we repurchased 341,639 shares under this stock repurchase authorization at a weighted-average price per share of $11.37, for a total cost of $3.9 million.